Convertible Notes and Warrant Liability - Schedule of Warrant Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Warrant Liability [Abstract]
Balance at the beginning of the year	$ 55	$ 374
Liability Warrants issued during the period		13,446	1,966
Liability Warrants exercised during the period		(3,519)
Liability Warrants modified to Equity Warrants		(222)
Change in fair value measurement	(49)	(10,024)	(1,592)
Warrant Liability at the end of the year	$ 6	$ 55	$ 374